Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies [Abstract]
Schedule of future minimum rentals payable under non-cancellable operating leases
2018
USD

Within one year	636,600
More than one year to three years	1,077,509
More than three years to five years	280,013
More than five years	-
1,994,122